TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Cost of revenues	$ 6,936	$ 6,004	$ 7,638
Research and development	179	176	180
Selling and marketing	776	855	691
General and administrative	1,654	1,683	1,828
Finance expenses, net	$ 564	$ 569	$ 597